Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defered Tax Assets	$ 100,000	$ 463,000
Defered Tax Liabilities	4,300,000	$ 871,000
Export Terminal Joint Venture [Member]
Defered Tax Assets	17,100,000
Income Tax, Carry Forwards	$ 17,000,000
Percentage of carry forwards utilized against future profits	80.00%